Equity and Cost Investments (Financial Position of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity and Cost Investments [Abstract]
Current assets	$ 603.1	$ 476.9
Noncurrent assets	735.3	651.4
Current liabilities	411.2	340.1
Noncurrent liabilities	$ 119.7	$ 80.2